Dear Shareholder:

During the fiscal year ended June 30, 2001, Centennial Money Market Trust pro-duced an annualized yield of 5.37% and an annualized yield including the ef-fects of compounding of 5.53%. The Trust's seven-day and compounded seven-day yields on June 30, 2001, were 3.61% and 3.68%, respectively./1/

The major effect of the economic environment on a money market fund, such as Centennial Money Market Trust, is the impact of interest rate changes on its investment strategies. This reporting period included two distinctly different interest rate scenarios. Before the period began, The Federal Reserve Board (the Fed) had primarily been concerned with the prospect of inflation in an overheated economy. Accordingly, it raised interest rates six times from the second half of 1999 through the first half of 2000. Because this deflationary monetary policy succeeded in producing a slight moderation in growth, Fed Chairman Alan Greenspan kept rates steady for the remainder of 2000--the first half of the Trust's fiscal year.

But the stock market declined sharply in the first quarter of 2001, driven largely by the collapse of the speculative bubble in the technology sector. In addition, eroding consumer confidence and rising unemployment created fear of a full recession. In an effort to revitalize the faltering economy, the Fed re-versed its monetary policy in 2001, making six successive short-term cuts bringing the discount rate down to 3.75% as of June 27, 2001.

With this drop in interest rates, cash flows into the Trust increased as in-vestors sought a safe haven during a period of economic uncertainty. With our expectation of falling rates over the past six months, we generally chose to invest in securities with longer term maturities to capture their higher yields. As a result, the

In reviewing performance, please remember that past performance cannot guarantee future results. Yields will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
1. Compounded yields assume reinvestments of dividends. The Trust's investment strategy, allocations, and focus can change over time.

portfolio's average maturity was extended during the second half of the fiscal year ended June 30, 2001, ranging between 50 to 60 days.

Commercial paper of high quality financial institutions constituted a signifi-cant portion of the holdings of the Trust over the period. Another key invest-ment focus was asset-backed commercial paper. By being proactive in seeking out promising new issuers and by carefully analyzing the structure of the programs, we achieved some additional yield. We also added agency discount notes to the portfolio because of their relative higher yield.

Given the volatility in certain sectors and the vulnerability of companies to rumors and broadcast sentiment, we became increasingly selective about the is-suers we included in our portfolio over the past year. In particular, we avoided most investments in the telecommunications and computer industries and limited the maturity of our holdings in what we believed were unstable areas, such as utilities and banks with high concentrations in unstable sectors. In addition, to minimize pricing and market risk, we monitored the creditworthi-ness of issuers on an ongoing basis, identifying new issuers and removing underperforming ones.

As we look to the months ahead, the big question is where the markets will go from here. While the consensus appears to be that the worst is over, we believe that a complete recovery is unlikely for six months to a year. Therefore, we will focus on whether the economy is still relatively weak and whether the Fed is likely to continue to cut rates. And we currently expect to maintain our strategy of investing in longer term securities to help bolster the Trust's yields, while seeking to maintain our commitment to you, our shareholders, to ensure liquidity and safety.

Sincerely,

/s/James C. Swain

James C. Swain
Chairman
Centennial Money Market Trust

July 23, 2001

Statement of Investments June 30, 2001

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Certificates of Deposit--11.7%
Bank of Scotland:
 3.63%, 9/21/01...................................... $ 15,000,000 $ 15,000,000
 3.64%, 9/21/01......................................   85,000,000   85,000,000
 3.77%, 9/12/01......................................   15,000,000   15,000,000
 4.005%, 10/12/01....................................   97,500,000   97,500,883
 4.19%, 8/6/01.......................................   25,000,000   25,000,000
BNP Paribas, Chicago:
 3.63%, 12/19/01-12/20/01............................  140,000,000  140,000,000
 3.64%, 9/20/01-12/18/01.............................  285,000,000  285,000,000
Chase Manhattan Bank NA:
 3.76%, 9/11/01......................................   25,000,000   25,000,000
 3.77%, 9/12/01......................................   50,000,000   50,000,000
Deutsche Bank:
 3.76%, 12/13/01.....................................   50,000,000   50,000,000
 3.95%, 8/9/01.......................................   50,000,000   50,000,000
 3.98%, 8/2/01.......................................   50,000,000   50,000,000
Dresdner Bank AG:
 5.14%, 8/22/01......................................   50,000,000   50,000,000
 5.24%, 9/17/01......................................   87,000,000   87,238,555
Firstar Bank NA:
 3.82%, 11/5/01-11/7/01..............................  190,000,000  190,000,000
 3.95%, 9/14/01......................................  100,000,000  100,000,000
LaSalle Bank NA:
 4.83%, 8/30/01......................................  100,000,000  100,000,000
Merita Bank plc, New York:
 4.255%, 8/3/01......................................   50,000,000   50,000,000
 4.66%, 10/18/01-10/19/01............................  183,000,000  183,000,000
National Westminster Bank plc, New York:
 3.59%, 9/26/01......................................  100,000,000  100,000,000
 3.59%, 9/28/01......................................  100,000,000  100,000,000
Northern Trust Co.:
 5.12%, 8/13/01......................................   50,000,000   50,000,582
 5.14%, 8/20/01......................................   65,000,000   65,000,440
Rabobank Nederland NV:
 5.36%, 7/26/01......................................   50,000,000   50,000,338
Royal Bank of Canada, New York Branch:
 5.10%, 8/8/01.......................................  100,000,000  100,000,000

Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------
Certificates of Deposit (Continued)
Royal Bank of Scotland, New York Branch:
 3.61%, 9/26/01-9/28/01........................... $195,000,000 $  195,000,000
Societe Generale:
 3.61%, 9/26/01...................................  100,000,000    100,000,000
UBS AG Stamford CT:
 5.105%, 8/6/01...................................  100,000,000    100,000,488
U.S. Bank NA, Minneapolis:
 4.26%, 7/26/01...................................   80,300,000     80,300,000
                                                                --------------
Total Certificates of Deposit (Cost
 $2,588,041,286)..................................               2,588,041,286
                                                                --------------
Direct Bank Obligations--11.6%
ABN AMRO Bank NV:
 5.45%, 7/12/01...................................  100,000,000    100,000,297
Bank of Nova Scotia:
 4.643%, 7/19/01..................................  111,500,000    111,239,853
 4.695%, 7/17/01..................................   50,000,000     49,895,667
 5.34%, 7/11/01...................................   50,000,000     50,000,000
Bank of Scotland Treasury:
 3.565%, 9/27/01..................................   85,000,000     84,259,272
Canadian Imperial Bank of Commerce:
 5.335%, 7/9/01...................................   50,000,000     50,000,054
 6.33%, 7/9/01....................................  100,000,000    100,000,000
Dresdner US Finance, Inc.:
 3.73%, 11/30/01..................................   25,000,000     24,606,278
 4.20%, 7/27/01...................................   35,000,000     34,893,833
 4.69%, 7/25/01...................................  100,000,000     99,687,333
LaSalle Bank NA:
 4.21%, 8/1/01....................................  100,000,000    100,000,000
 4.72%, 7/2/01....................................   40,000,000     40,000,011
NATC California LLC:
 4.185%, 7/27/01..................................   80,000,000     79,758,200
 4.20%, 7/26/01...................................   19,000,000     18,944,583
National Bank of Commerce, Tennessee:
 3.78%, 8/28/01(/1/)..............................   50,000,000     50,000,000
 3.97%, 9/18/01(/1/)..............................   25,000,000     24,995,000

Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------
Direct Bank Obligations (Continued)
Nationwide Building Society:
 4.58%, 10/19/01.................................. $ 45,000,000 $   44,370,250
 4.65%, 7/3/01....................................   40,000,000     39,989,667
 4.92%, 9/10/01...................................   49,000,000     48,524,537
 5.04%, 8/6/01....................................   40,000,000     39,798,400
 5.33%, 7/23/01...................................  200,000,000    199,357,417
 5.34%, 7/18/01-7/19/01...........................   66,895,000     66,730,143
Nordea North America, Inc. (gtd. by Merita Bank
 plc):
 3.90%, 11/19/01..................................   22,000,000     21,663,950
 4.56%, 10/18/01..................................   20,000,000     19,723,867
Rabobank Nederland NV:
 5.34%, 7/11/01-7/13/01...........................  190,000,000    190,000,000
 5.39%, 7/12/01...................................  100,000,000    100,000,000
 5.90%, 7/5/01....................................   20,000,000     20,001,250
Royal Bank of Canada:
 5.20%, 7/9/01....................................   50,000,000     49,942,222
 5.37%, 7/16/01...................................  100,000,000    100,000,000
Toronto Dominion Bank:
 3.64%, 9/19/01...................................   50,000,000     50,000,000
 3.77%, 9/13/01...................................   85,000,000     85,000,000
 3.88%, 8/27/01...................................   15,000,000     14,907,850
 5.37%, 7/11/01...................................   90,000,000     90,000,000
 5.55%, 7/5/01....................................  100,000,000    100,001,406
UBS Finance (Delaware) LLC:
 3.995%, 8/8/01...................................   34,000,000     33,858,598
 3.91%, 8/15/01...................................  100,000,000     99,511,250
 3.98%, 8/9/01(/2/)...............................   50,000,000     49,784,417
 5.02%, 8/16/01...................................  100,000,000     99,358,555
                                                                --------------
Total Direct Bank Obligations (Cost
 $2,580,804,160)..................................               2,580,804,160
                                                                --------------

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Letters of Credit--4.4%
Abbey National plc, guaranteeing commercial paper of
 Abbey National North America:
 3.59%, 9/17/01-9/21/01.............................  $130,000,000 $128,948,928
 3.70%, 12/3/01.....................................   100,000,000   98,406,944
 3.745%, 9/28/01....................................    45,000,000   44,583,369
 3.90%, 8/17/01.....................................    50,000,000   49,745,417
 3.96%, 8/15/01.....................................   100,000,000   99,505,000
Barclays Bank plc, guaranteeing commercial paper of
 Primer Banco
 del Istmo SA:
 3.90%, 8/14/01.....................................    10,000,000    9,952,333
Credit Suisse Group, guaranteeing commercial paper
 of Credit Suisse
 First Boston, Inc.:
 4.011%, 8/9/01(/1/)(/3/)...........................   100,000,000   99,990,000
Deutsche Bank AG, guaranteeing commercial paper of
 Deutsche Bank Financial, Inc.:
 3.96%, 8/17/01.....................................    50,000,000   49,741,500
 4.48%, 10/22/01....................................    60,000,000   59,156,267
 5.03%, 8/24/01.....................................   100,000,000   99,245,500
 5.22%, 7/17/01.....................................    50,000,000   49,884,000
Societe Generale, guaranteeing commercial paper of
 Societe Generale North America:
 3.69%, 10/2/01.....................................   100,000,000   99,046,750
 4.65%, 7/17/01.....................................    90,000,000   89,814,000
                                                                   ------------
Total Letters of Credit (Cost $978,020,008).........                978,020,008
                                                                   ------------
Short-Term Notes--66.5%
Aerospace/Defense--0.9%
BAE Systems Holdings, Inc.:
 3.60%, 8/29/01(/2/)................................    47,400,000   47,120,340
 3.63%, 9/17/01(/2/)................................    45,400,000   45,042,929
 3.66%, 9/12/01(/2/)................................    30,000,000   29,777,350
 3.79%, 9/4/01(/2/).................................    50,000,000   49,657,847
 3.90%, 8/23/01(/2/)................................    32,000,000   31,816,267
                                                                   ------------
                                                                    203,414,733
                                                                   ------------
Asset-Backed--24.6%
AriesOne Metafolio Corp.:
 4.01%, 7/5/01(/2/).................................    50,000,000   49,977,722

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Asset-Backed (Continued)
Aspen Funding Corp.:
 3.93%, 8/15/01(/2/)................................. $ 60,000,000 $ 59,705,250
Asset Portfolio Funding:
 3.62%, 9/24/01(/2/) ................................   30,289,000   30,030,113
BILLS Securitization Ltd.:
 3.61%, 11/19/01.....................................   50,000,000   49,293,042
 3.75%, 9/13/01......................................   45,000,000   44,653,125
 4.77%, 8/21/01......................................  100,000,000   99,324,250
 4.85%, 8/24/01......................................   97,500,000   96,790,687
 5.03%, 8/13/01......................................  140,000,000  139,161,261
Breeds Hill Capital Co. LLC, Series A:
 4.01%, 8/15/01(/2/).................................   50,000,000   49,749,375
 5.27%, 7/10/01(/2/).................................  100,000,000   99,883,500
Charta Corp.:
 3.80%, 8/23/01(/2/).................................   18,000,000   17,899,300
 3.88%, 8/30/01-8/31/01(/2/).........................   80,000,000   79,477,278
 3.90%, 8/7/01(/2/)..................................   50,000,000   49,799,583
 3.93%, 8/8/01(/2/)..................................   20,000,000   19,917,033
 4.22%, 7/30/01......................................   40,000,000   39,864,022
 4.23%, 7/3/01(/2/)..................................   42,000,000   41,990,130
 4.25%, 7/16/01(/2/).................................   35,000,000   34,938,021
 4.62%, 7/10/01(/2/).................................   55,000,000   54,936,475
 4.68%, 7/6/01(/2/)..................................   75,000,000   74,951,250
Check Point Charlie, Inc.:
 3.65%, 9/10/01(/2/).................................   10,000,000    9,928,014
 3.66%, 9/20/01(/2/).................................   25,000,000   24,794,125
 3.78%, 9/6/01(/2/)..................................   60,000,000   59,577,900
 3.80%, 9/7/01(/2/)..................................   90,000,000   89,354,000
 3.86%, 9/4/01(/2/)..................................   42,370,000   42,075,082
 3.97%, 8/20/01......................................   19,840,000   19,730,604
 4%, 7/5/01(/2/).....................................   40,000,000   39,982,222
 4%, 8/16/01.........................................   14,000,000   13,928,444
 4.30%, 7/26/01......................................   20,000,000   19,940,278
 4.71%, 7/23/01......................................   72,000,000   71,800,277
 4.88%, 8/24/01(/2/).................................   26,000,000   25,809,680

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Asset-Backed (Continued)
CIESCO LP:
 3.61%, 8/27/01-8/28/01.............................. $100,000,000 $ 99,423,402
 3.74%, 8/24/01(/2/).................................   30,000,000   29,831,700
 3.81%, 8/2/01.......................................   50,000,000   49,830,667
 4.13%, 8/8/01.......................................   95,000,000   94,585,853
 4.18%, 7/26/01......................................   50,000,000   49,854,861
Corporate Receivables Corp.:
 3.77%, 9/7/01(/2/)..................................   50,000,000   49,643,944
 4.20%, 7/25/01(/2/).................................  100,000,000   99,720,000
 4.26%, 7/24/01(/2/).................................  100,000,000   99,727,833
 4.60%, 7/18/01......................................   60,000,000   59,869,667
 4.66%, 7/13/01(/2/).................................  100,000,000   99,844,667
CXC, Inc.:
 3.75%, 8/21/01(/2/).................................   18,000,000   17,904,375
 3.76%, 9/11/01(/2/).................................   30,000,000   29,774,400
 3.915%, 8/7/01(/2/).................................   25,000,000   24,899,406
 4.12%, 8/10/01(/2/).................................   15,000,000   14,931,333
 4.185%, 7/26/01(/2/)................................   40,000,000   39,883,750
Galaxy Funding, Inc.:
 3.68%, 8/29/01(/2/).................................   65,000,000   64,607,978
 3.94%, 8/22/01(/2/).................................   25,000,000   24,857,722
 4.64%, 7/19/01-7/20/01(/2/).........................  266,000,000  265,356,830
 5.05%, 8/17/01(/2/).................................   76,500,000   75,995,631
GOVCO, Inc.:
 3.74%, 9/13/01(/2/).................................   50,000,000   49,615,611
 3.90%, 8/16/01(/4/).................................  100,000,000   99,501,667
 3.91%, 8/17/01(/2/).................................   14,108,000   14,035,983
 3.93%, 8/7/01.......................................   35,000,000   34,858,629
 3.96%, 8/23/01(/2/).................................   50,000,000   49,708,500
Greyhawk Funding LLC:
 3.72%, 9/13/01(/2/).................................  100,000,000   99,235,333
 3.76%, 9/4/01(/2/)..................................  100,000,000   99,321,111
 3.88%, 8/29/01(/2/).................................   72,000,000   71,542,160
 3.91%, 8/14/01(/2/).................................   50,000,000   49,761,056
 4.14%, 7/2/01(/2/)..................................  100,000,000   99,988,500

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Asset-Backed (Continued)
Lexington Parker Capital Co. LLC:
 3.85%, 9/6/01(/2/).................................. $118,061,000 $117,215,060
 3.95%, 8/22/01(/2/).................................  100,000,000   99,429,444
 5.23%, 7/19/01-7/20/01(/2/).........................  150,000,000  149,600,486
 5.257%, 7/25/01(/2/)................................   51,000,000   50,821,262
Moriarty Ltd.:
 3.83%, 9/5/01(/2/)..................................   48,000,000   47,662,960
 4.62%, 7/6/01-7/11/01(/2/)..........................  100,000,000   99,903,750
 4.66%, 7/18/01(/2/).................................  141,500,000  141,187,757
 5.06%, 8/9/01(/2/)..................................   28,900,000   28,741,580
 5.08%, 8/1/01(/2/)..................................   10,000,000    9,956,256
 5.32%, 7/16/01(/2/).................................   99,800,000   99,592,527
New Center Asset Trust:
 4.24%, 8/20/01......................................   75,000,000   74,558,333
 5.03%, 7/5/01.......................................   35,000,000   34,980,439
Scaldis Capital LLC:
 3.80%, 9/10/01(/2/).................................   35,000,000   34,737,694
 3.90%, 8/27/01(/2/).................................   39,423,000   39,179,563
 3.925%, 11/2/01(/2/)................................   50,000,000   49,324,028
 3.95%, 11/16/01(/2/)................................   19,379,000   19,085,570
 3.96%, 8/20/01......................................   20,020,000   19,909,890
 4.02%, 8/15/01(/2/).................................   25,928,000   25,797,712
 4.54%, 10/5/01(/2/).................................   36,412,000   35,971,172
 4.70%, 7/5/01(/2/)..................................   39,608,000   39,587,316
 5.25%, 7/16/01(/2/).................................   61,532,000   61,407,868
Sheffield Receivables Corp.:
 3.94%, 11/21/01(/2/)................................   30,000,000   29,530,483
 4.01%, 7/2/01(/2/)..................................   46,400,000   46,394,832
Victory Receivables Corp.:
 3.66%, 9/19/01(/2/).................................   32,000,000   31,739,733
 3.77%, 9/17/01(/2/).................................   25,000,000   24,795,792
 3.80%, 9/10/01(/2/).................................   31,287,000   31,052,521
 3.97%, 8/22/01(/2/).................................   40,437,000   40,205,116
 3.98%, 8/6/01-8/14/01(/2/)..........................  181,489,000  180,644,947
 4.02%, 8/15/01......................................   31,890,000   31,729,753
 4.02%, 8/17/01(/2/).................................   75,492,000   75,097,810

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Asset-Backed (Continued)
VVR Funding LLC:
 3.70%, 8/29/01(/2/)............................... $ 78,647,000 $   78,170,093
 4%, 7/30/01-7/31/01(/2/)..........................  100,000,000     99,672,222
                                                                 --------------
                                                                  5,455,058,581
                                                                 --------------
Banks--1.1%
J.P. Morgan Chase & Co.:
 3.87%, 8/3/01.....................................   65,000,000     64,769,413
 4.70%, 7/9/01(/2/)................................  100,000,000     99,895,556
Wells Fargo & Co.:
 4.91%, 9/14/01....................................   79,000,000     78,191,896
                                                                 --------------
                                                                    242,856,865
                                                                 --------------
Beverages--0.3%
Coca Cola Enterprises, Inc.:
 3.58%, 9/10/01(/2/)...............................   25,000,000     24,823,486
 3.72%, 11/16/01(/2/)..............................   50,000,000     49,287,000
                                                                 --------------
                                                                     74,110,486
                                                                 --------------
Brokers-Dealers--4.0%
Banc of America Securities LLC:
 4.325%, 7/2/01(/1/)...............................   20,000,000     20,000,000
Goldman Sachs Group LP, Promissory Note:
 3.86%, 12/3/01-12/14/01(/3/)......................  140,000,000    140,000,000
 3.88%, 12/10/01(/3/)..............................    9,500,000      9,500,000
 3.91%, 12/7/01(/3/)...............................   50,000,000     50,000,000
 4.72%, 8/10/01(/3/)...............................   55,000,000     55,000,000
 5.21%, 8/13/01(/3/)...............................   90,000,000     90,000,000
 5.27%, 8/10/01(/3/)...............................   75,000,000     75,000,000
Merrill Lynch & Co., Inc., Series B:
 3.996%, 7/5/01(/1/)...............................   60,000,000     59,999,736
Morgan Stanley Dean Witter & Co.:
 4.01%, 8/28/01(/1/)...............................   70,000,000     70,000,000
 4.19%, 8/6/01.....................................   90,000,000     89,623,500
 5.04%, 8/10/01....................................   50,000,000     49,720,000

Centennial Money Market Trust

                                                      Principal      Value
                                                        Amount     See Note 1
                                                     ------------ ------------
Broker-Dealers (Continued)
Morgan Stanley Dean Witter & Co. (Masternote
 Facility):
 4%, 11/30/01(/1/).................................. $189,000,000 $189,000,000
                                                                  ------------
                                                                   897,843,236
                                                                  ------------
Chemicals--0.9%
Bayer Corp. (gtd. by Bayer AG):
 3.77%, 8/28/01(/2/)................................   53,060,000   52,737,719
Henkel Corp. (gtd. by Henkel KGAA):
 4.18%, 8/1/01-8/2/01(/2/)..........................   72,000,000   71,738,815
 4.25%, 7/23/01-7/26/01(/2/)........................   65,450,000   65,268,324
                                                                  ------------
                                                                   189,744,858
                                                                  ------------
Commercial Finance--4.2%
CIT Group, Inc.:
 3.615%, 8/31/01....................................   87,000,000   86,467,089
 3.96%, 8/16/01-8/20/01.............................  100,000,000   99,472,000
 4.02%, 8/8/01......................................   47,000,000   46,800,563
 4.22%, 7/27/01.....................................   81,000,000   80,753,130
 5%, 8/3/01.........................................   50,000,000   49,770,833
Countrywide Home Loans:
 3.70%, 8/21/01.....................................   50,000,000   49,737,917
 4.20%, 7/2/01......................................  120,000,000  119,986,000
Countrywide Home Loans, Series I:
 4.125%, 8/24/01(/1/)...............................   88,000,000   87,969,700
 4.959%, 10/3/01(/1/)...............................   45,000,000   44,994,874
Countrywide Home Loans, Series J:
 4.19%, 6/7/02(/1/).................................   60,000,000   59,983,314
Homeside Lending, Inc.:
 3.72%, 9/12/01.....................................   20,000,000   19,849,133
 3.76%, 9/27/01.....................................   50,000,000   49,540,444
 3.98%, 8/6/01......................................   50,000,000   49,801,000
 4.21%, 7/30/01.....................................   50,000,000   49,830,431
 4.655%, 7/2/01-7/5/01..............................   49,000,000   48,984,354
                                                                  ------------
                                                                   943,940,782
                                                                  ------------

Centennial Money Market Trust

                                                      Principal      Value
                                                        Amount     See Note 1
                                                     ------------ ------------
Consumer Finance--2.4%
American Express Credit Corp.:
 3.62%, 8/27/01..................................... $ 50,000,000 $ 49,713,417
 3.81%, 8/3/01......................................   50,000,000   49,825,375
 4%, 8/31/01........................................   70,000,000   69,525,556
 4.15%, 7/30/01.....................................  100,000,000   99,665,694
 5%, 8/9/01-8/10/01.................................   61,000,000   60,667,361
American General Finance Corp.:
 3.74%, 9/7/01......................................   50,000,000   49,646,778
 4%, 7/2/01.........................................   50,000,000   49,994,444
 4.17%, 7/30/01.....................................   75,000,000   74,748,063
 4.69%, 7/25/01.....................................   25,000,000   24,921,833
                                                                  ------------
                                                                   528,708,521
                                                                  ------------
Diversified Financial--6.4%
Ford Motor Credit Co.:
 3.83%, 8/1/01......................................   50,000,000   49,835,097
 3.98%, 7/6/01......................................  100,000,000   99,944,722
GE Capital International Funding, Inc. (gtd. by
 General Electric Capital Corp.):
 4.10%, 8/1/01(/2/).................................  100,000,000   99,646,944
 5.32%, 7/13/01(/2/)................................  100,000,000   99,822,667
General Electric Capital Corp.:
 4.95%, 9/10/01.....................................   55,000,000   54,463,063
General Electric Capital Services:
 5.08%, 8/13/01.....................................   50,000,000   49,696,611
General Motors Acceptance Corp.:
 3.84%, 8/2/01-8/3/01...............................  140,000,000  139,517,867
Household Finance Corp.:
 3.57%, 9/20/01.....................................   67,000,000   66,462,205
 3.79%, 9/12/01.....................................  100,000,000   99,231,472
 3.81%, 8/2/01......................................   75,000,000   74,746,000
 3.91%, 8/10/01.....................................   50,000,000   49,782,778
 3.96%, 8/22/01.....................................   66,000,000   65,623,636
 3.99%, 12/7/01(/1/)................................   46,000,000   46,000,000
 4.64%, 7/6/01......................................   30,000,000   29,980,667
Prudential Funding LLC:
 3.94%, 10/12/01-10/15/01...........................  130,000,000  128,524,689
 5.03%, 8/6/01......................................   25,000,000   24,874,250

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Diversified Financial (Continued)
Textron Financial Corp.:
 3.77%, 8/27/01.................................... $100,000,000 $   99,403,083
Verizon Network Funding:
 3.63%, 8/22/01-8/27/01............................   52,345,000     52,056,752
 4.28%, 7/2/01.....................................   88,330,000     88,319,615
                                                                 --------------
                                                                  1,417,932,118
                                                                 --------------
Diversified Media--0.4%
Omnicom Capital, Inc.:
 3.93%, 9/7/01(/2/)................................   50,000,000     49,628,833
 4.10%, 8/9/01-8/10/01(/2/)........................   50,000,000     49,775,069
                                                                 --------------
                                                                     99,403,902
                                                                 --------------
Gas Utilities--0.2%
Centrica plc:
 3.92%, 8/10/01(/2/)...............................   40,000,000     39,825,778
                                                                 --------------
Healthcare/Drugs--2.4%
American Home Products:
 3.99%, 7/24/01(/2/)...............................   14,000,000     13,964,312
 4.02%, 7/19/01(/2/)...............................   10,000,000      9,979,900
 4.03%, 7/5/01-7/26/01(/2/)........................  183,991,000    183,732,479
 4.04%, 7/6/01-7/11/01(/2/)........................   80,000,000     79,932,667
 4.05%, 7/2/01(/2/)................................   40,000,000     39,995,533
Glaxo Wellcome plc:
 3.94%, 8/23/01(/2/)...............................   93,300,000     92,758,808
 4.18%, 7/27/01(/2/)...............................   36,700,000     36,589,207
 4.635%, 7/16/01(/2/)..............................   73,000,000     72,859,019
                                                                 --------------
                                                                    529,811,925
                                                                 --------------
Information Technology--0.2%
Computer Sciences Corp.:
 3.99%, 12/27/01(/1/)(/2/).........................   50,000,000     50,000,000
                                                                 --------------
Insurance--8.8%
AIG Life Insurance Co.:
 4.05%, 5/31/02(/1/)(/3/)..........................   20,000,000     20,000,000
Allstate Life Insurance Co.:
 4.056%, 7/1/01(/1/)...............................   50,000,000     50,000,000

Centennial Money Market Trust

                                                        Principal      Value
                                                          Amount    See Note 1
                                                       ------------ -----------
Insurance (Continued)
American General Annuity Insurance Co.:
 4.056%, 7/1/01(/1/).................................. $ 50,000,000 $50,000,000
American General Corp.:
 3.56%, 9/21/01.......................................   50,000,000  49,594,556
 3.61%, 9/17/01.......................................   20,000,000  19,843,567
Cooperative Assn. of Tractor Dealers, Inc., Series A:
 4.25%, 7/2/01........................................  100,000,000  99,988,194
Cooperative Assn. of Tractor Dealers, Inc., Series B:
 4.25%, 7/2/01........................................    5,300,000   5,299,374
GE Financial Assurance Holdings, Inc.:
 4.69%, 7/2/01(/2/)...................................    8,500,000   8,498,893
General Electric Capital Assurance Co.:
 4.106%, 2/1/02(/1/)(/3/).............................   75,000,000  75,000,000
ING America Insurance Holdings, Inc.:
 3.595%, 10/24/01.....................................   20,000,000  19,770,319
 3.60%, 9/26/01.......................................   25,000,000  24,782,500
 3.61%, 9/18/01.......................................   50,000,000  49,603,903
 3.69%, 10/12/01......................................   35,000,000  34,630,488
 3.73%, 9/17/01.......................................   20,000,000  19,838,367
 3.77%, 8/27/01.......................................   25,000,000  24,850,771
 3.89%, 8/20/01.......................................   34,000,000  33,816,306
 3.96%, 8/23/01.......................................   50,000,000  49,708,500
 3.97%, 8/8/01........................................   25,000,000  24,895,236
 4.19%, 8/10/01.......................................   35,000,000  34,837,056
 5.025%, 8/15/01......................................   25,000,000  24,842,969
 5.19%, 7/23/01.......................................   40,000,000  39,873,133
 5.35%, 7/19/01.......................................   35,000,000  34,906,375
Jackson National Life Insurance Co.:
 4%, 3/1/02(/1/)......................................   70,000,000  70,000,000
 4.70%, 8/1/02(/1/)...................................   48,000,000  48,000,000
Marsh U.S.A., Inc.:
 3.73%, 12/4/01(/2/)..................................   47,750,000  46,978,201
 4.63%, 7/20/01(/2/)..................................   76,000,000  75,814,286
 4.65%, 7/11/01(/2/)..................................   46,700,000  46,639,679
 4.67%, 7/13/01(/2/)..................................  100,000,000  99,844,333

Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------
Insurance (Continued)
Metropolitan Life Insurance Co.:
 4.066%, 7/1/01(/1/).............................. $100,000,000 $  100,000,000
 4.106%, 7/1/01(/1/)..............................  123,500,000    123,500,000
Pacific Life Insurance Co.:
 4.076%, 7/1/01(/1/)(/3/).........................   71,000,000     71,000,000
Protective Life Insurance Co.:
 4.206%, 7/1/01(/1/)..............................   30,000,000     30,000,000
Prudential Life Insurance Co.:
 4.876%, 7/2/01(/1/)..............................  165,000,000    165,000,000
Travelers Insurance Co.:
 4.076%, 9/14/01-10/5/01(/1/)(/3/)................   88,000,000     88,000,000
United of Omaha Life Insurance Co.:
 4.076%, 7/1/01(/1/)..............................   50,000,000     50,000,000
Western Southern Life Insurance Co.:
 4.056%, 7/1/01(/1/)..............................  100,000,000    100,000,000
ZCM Matched Funding Corp.:
 3.80%, 7/2/01....................................   50,000,000     49,994,722
                                                                --------------
                                                                 1,959,351,728
                                                                --------------
Leasing & Factoring--0.9%
American Honda Finance Corp.:
 4.20%, 7/26/01-7/27/01...........................  100,000,000     99,702,500
 4.64%, 7/18/01...................................   50,000,000     49,890,444
 4.645%, 7/20/01..................................   45,000,000     44,889,681
                                                                --------------
                                                                   194,482,625
                                                                --------------
Metals/Mining--1.4%
Rio Tinto America, Inc. (gtd. by Rio Tinto plc &
 Rio Tinto Ltd.):
 3.74%, 8/17/01(/2/)..............................   50,000,000     49,755,861
 3.875%, 8/8/01...................................   23,930,000     23,832,120
 4.66%, 7/12/01...................................  104,400,000    104,251,346
Rio Tinto Ltd. (gtd. by Rio Tinto plc & Rio Tinto
 Ltd.):
 3.92%, 8/17/01(/2/)..............................   50,000,000     49,744,111
 4.22%, 7/27/01(/2/)..............................   47,537,000     47,392,118
 4.26%, 7/25/01(/2/)..............................   28,833,000     28,751,114
                                                                --------------
                                                                   303,726,670
                                                                --------------

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Photography--0.8%
Eastman Kodak Co.:
 3.99%, 8/20/01...................................... $ 90,000,000 $ 89,503,750
 4.70%, 7/13/01-7/17/01..............................   23,500,000   23,461,356
 4.72%, 7/10/01......................................    6,197,000    6,189,688
 4.77%, 7/3/01.......................................   20,000,000   19,994,700
 4.80%, 7/9/01.......................................   45,000,000   44,952,000
                                                                   ------------
                                                                    184,101,494
                                                                   ------------
Special Purpose Financial--4.8%
K2 (USA) LLC:
 3.795%, 11/30/01(/2/)...............................   23,771,000   23,390,109
 3.815%, 9/20/01(/2/)................................   53,400,000   52,941,628
 3.82%, 9/17/01(/2/).................................   13,500,000   13,388,265
 3.88%, 11/13/01(/2/)................................   99,891,000   98,427,483
 3.92%, 11/8/01(/2/).................................  100,000,000   98,584,444
 3.93%, 11/26/01(/2/)................................   31,000,000   30,499,143
 3.95%, 11/20/01-11/23/01(/2/).......................   79,500,000   78,249,166
Lone Star Funding LLC:
 3.65%, 9/21/01(/3/).................................   30,000,000   29,750,583
MONET Trust, Series 2000-1:
 3.77%, 9/27/01(/1/)(/3/)............................   85,000,000   85,000,000
REVS Ltd., Series 2000-1:
 4.394%, 4/1/02(/1/)(/4/)............................  110,000,000  110,040,594
Sigma Finance, Inc.:
 3.585%, 12/21/01(/2/)...............................   25,000,000   24,569,302
 3.745%, 10/4/01(/2/)................................   25,000,000   24,752,934
 4.52%, 10/18/01(/2/)................................   50,000,000   49,315,722
 4.565%, 9/4/01(/2/).................................   50,000,000   49,587,882
 4.67%, 7/6/01(/2/)..................................   40,000,000   39,974,056
 5%, 8/9/01(/2/).....................................   35,000,000   34,810,417
 5.05%, 8/16/01(/2/).................................   50,000,000   49,677,361
 5.06%, 8/14/01(/2/).................................   50,000,000   49,759,833
 5.25%, 7/18/01(/2/).................................   50,000,000   49,876,042
 5.285%, 7/10/01(/2/)................................   25,000,000   24,966,969
 5.335%, 7/12/01(/2/)................................   29,000,000   28,952,726

Centennial Money Market Trust

                                                    Principal        Value
                                                      Amount      See Note 1
                                                   ------------ ---------------
Special Purpose Financial (Continued)
Zurich Trust Certificates, Series ZTC-2T:
 3.89%, 7/24/01(/1/)(/3/)......................... $ 24,000,000 $    24,000,000
                                                                ---------------
                                                                  1,070,514,659
                                                                ---------------
Telecommunications--Technology--1.8%
Cingular Wireless LLC:
 3.63%, 9/20/01(/2/)..............................   25,000,000      24,795,813
 3.80%, 9/10/01(/2/)..............................   49,700,000      49,327,526
 3.83%, 8/23/01-9/14/01(/2/)......................  214,190,000     212,724,502
 3.88%, 8/31/01(/2/)..............................   35,000,000      34,769,894
SBC Communications, Inc.:
 4.20%, 7/25/01(/2/)..............................   50,000,000      49,860,000
Vodafone AirTouch plc:
 3.99%, 12/19/01(/1/)(/3/)........................   25,000,000      25,015,237
                                                                ---------------
                                                                    396,492,972
                                                                ---------------
Total Short-Term Notes (Cost $14,781,321,933).....               14,781,321,933
                                                                ---------------
U.S. Government Agencies--5.7%
Federal Farm Credit Bank:
 6.40%, 11/1/01...................................   15,000,000      15,117,128
 6.625%, 2/1/02...................................   24,300,000      24,657,480
Federal Home Loan Bank:
 4.20%, 5/14/02...................................   21,600,000      21,600,000
 4.79%, 7/27/01-8/3/01............................   59,054,000      58,812,451
 5.125%, 2/26/02..................................   61,250,000      61,671,724
 5.875%, 9/17/01..................................   71,050,000      71,318,685
 6%, 11/15/01.....................................   94,500,000      95,193,828
 6.505%, 11/27/01.................................   18,425,000      18,618,687
 6.70%, 12/19/01..................................   43,000,000      43,559,873
 6.75%, 2/15/02...................................  121,570,000     123,564,733
Federal Home Loan Mortgage Corp.:
 4.478%, 7/12/01..................................   75,000,000      74,894,583
 4.65%, 9/13/01...................................   22,578,000      22,362,192
 4.75%, 12/14/01..................................   53,010,000      53,190,460
 4.79%, 8/3/01....................................   17,000,000      16,925,356

Centennial Money Market Trust

                                                  Principal         Value
                                                    Amount       See Note 1
                                                 ------------  ---------------
U.S. Government Agencies (Continued)
Federal National Mortgage Assn.:
 4.625%, 10/15/01............................... $100,300,000  $   100,486,332
 6.02%, 12/20/01................................   82,365,000       83,153,876
 6.24%, 12/6/01.................................  182,770,000      184,557,142
 6.40%, 12/21/01................................   61,450,000       62,134,424
 6.48%, 11/2/01.................................   16,715,000       16,858,194
 6.54%, 2/1/02..................................   25,000,000       25,352,872
 6.73%, 8/23/01.................................    8,000,000        8,021,607
FNMA Master Credit Facility:
 3.86%, 9/4/01..................................   40,681,000       40,397,476
 4.17%, 8/1/01..................................   47,681,000       47,509,785
                                                               ---------------
Total U.S. Government Agencies (Cost
 $1,269,958,888)................................                 1,269,958,888
                                                               ---------------
Total Investments, at Value (Cost
 $22,198,146,275)...............................         99.9%  22,198,146,275
                                                               ---------------
Other Assets Net of Liabilities.................          0.1       12,218,674
                                                 ------------  ---------------
Net Assets......................................        100.0% $22,210,364,949
                                                 ============  ===============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.
1. Represents the current interest rate for a variable rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $7,393,550,509, or 33.29% of the Trust's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Identifies issues considered to be illiquid or restricted--See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $209,542,261 or 0.94% of the Trust's net assets as of June 30, 2001.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities June 30, 2001

Centennial Money Market Trust


ASSETS
Investments, at value (Cost $22,198,146,275)--see accompanying statement....................................................  $22,198,146,275
Cash..........................................................       28,507,623
Receivables and other assets:
 Shares of beneficial interest sold...........................       93,418,452
 Interest.....................................................       66,261,785
 Other........................................................        3,083,510
                                                                ---------------
  Total assets................................................   22,389,417,645
                                                                ---------------
LIABILITIES
Payables and other liabilities:
 Shares of beneficial interest redeemed.......................      155,091,291
 Dividends....................................................       20,033,854
 Shareholder reports..........................................        1,805,513
 Service plan fees............................................        1,202,404
 Trustees' compensation.......................................            7,989
 Transfer and shareholder servicing agent fees................               26
 Other........................................................          911,619
                                                                ---------------
  Total liabilities...........................................      179,052,696
                                                                ---------------
NET ASSETS....................................................  $22,210,364,949
                                                                ===============

COMPOSITION OF NET ASSETS
Paid-in capital...............................................  $22,209,588,056
Accumulated net realized gain (loss) on investment
 transactions.................................................          776,893
                                                                ---------------
NET ASSETS--applicable to 22,210,120,771 shares of beneficial interest outstanding.........................................  $22,210,364,949
                                                                ===============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER
 SHARE........................................................            $1.00

See accompanying Notes to Financial Statements.

Statement of Operations For the Year Ended June 30, 2001

Centennial Money Market Trust


INVESTMENT INCOME
Interest........................................................ $1,251,608,234
                                                                 --------------
EXPENSES
Management fees.................................................     69,386,242
Service plan fees...............................................     41,630,621
Transfer and shareholder servicing agent fees...................     17,568,623
Shareholder reports.............................................      3,994,039
Custodian fees and expenses.....................................        430,663
Trustees' compensation..........................................         75,317
Other...........................................................      5,968,369
                                                                 --------------
  Total expenses................................................    139,053,874
Less reduction to custodian expenses............................       (132,053)
                                                                 --------------
Net expenses....................................................    138,921,821
                                                                 --------------
NET INVESTMENT INCOME...........................................  1,112,686,413
                                                                 --------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS.........................        696,751
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $1,113,383,164
                                                                 ==============

Statements of Changes in Net Assets

                                                   Year Ended June 30,
                                                  2001             2000
                                             ---------------  ---------------
OPERATIONS
Net investment income (loss)................ $ 1,112,686,413  $   963,946,776
Net realized gain (loss)....................         696,751            1,668
                                             ---------------  ---------------
Net increase (decrease) in net assets
 resulting from operations..................   1,113,383,164      963,948,444
                                             ---------------  ---------------
DIVIDENDS AND/OR DISTRIBUTIONS TO
 SHAREHOLDERS...............................  (1,112,686,413)    (963,946,776)
                                             ---------------  ---------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions...............................   3,475,869,627      913,155,440
                                             ---------------  ---------------
NET ASSETS
Total increase..............................   3,476,566,378      913,157,108
Beginning of period.........................  18,733,798,571   17,820,641,463
                                             ---------------  ---------------
End of period............................... $22,210,364,949  $18,733,798,571
                                             ===============  ===============

See accompanying Notes to Financial Statements.

Financial Highlights

Centennial Money Market Trust

                                    Year Ended June 30,
                            2001     2000     1999     1998          1997
                           -------  -------  -------  -------       ------
PER SHARE OPERATING DATA
Net asset value,
 beginning of period.....    $1.00    $1.00    $1.00    $1.00        $1.00
Income from investment
 operations--net
 investment income and
 net realized gain.......      .06      .05      .05      .05          .05
Dividends and/or
 distributions to
 shareholders............     (.06)    (.05)    (.05)    (.05)        (.05)
                           -------  -------  -------  -------       ------
Net asset value, end of
 period..................    $1.00    $1.00    $1.00    $1.00        $1.00
                           =======  =======  =======  =======       ======

TOTAL RETURN(/1/)........     5.51%    5.36%    4.75%    5.16%        4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)...........  $22,210  $18,734  $17,821  $15,114       $9,063
Average net assets (in
 millions)...............  $20,830  $18,537  $17,128  $12,617       $8,033
Ratios to average net
 assets:(/2/)
Net investment income....     5.34%    5.20%    4.63%    5.04%        4.86%
Expenses.................     0.67%    0.67%    0.66%    0.68%(/3/)   0.73%(/3/)
Expenses, net of
 reduction to excess
 expenses................      N/A      N/A      N/A     0.66%        0.67%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio reflects the reduction to custodian expenses.


See accompanying Notes to Financial Statements.

Notes to Financial Statements

Centennial Money Market Trust

1. Significant Accounting Policies

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of sig-nificant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Trust requires its custodian bank to take posses-sion, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is re-quired to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to dis-tribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of iden-tified cost.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust


2. Shares of Beneficial Interest

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 Year Ended June 30, 2001           Year Ended June 30, 2000
                             ---------------------------------  ---------------------------------
                                 Shares            Amount           Shares            Amount
                             ---------------  ----------------  ---------------  ----------------
Sold.......................   56,834,272,372  $ 56,834,272,372   59,623,565,708  $ 59,623,565,708
Dividends and/or
 distributions reinvested..    1,119,562,805     1,119,562,805      928,419,736       928,419,736
Redeemed...................  (54,477,965,550)  (54,477,965,550) (59,638,830,004)  (59,638,830,004)
                             ---------------  ----------------  ---------------  ----------------
Net increase (decrease)....    3,475,869,627  $  3,475,869,627      913,155,440  $    913,155,440
                             ===============  ================  ===============  ================

3. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual invest-ment income of the Trust. The Trust's management fee for the year ended June 30, 2001, was an annualized rate of 0.33%.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI an annual maintenance fee for each Trust share-holder account.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the year ended June 30, 2001, the Trust paid $1,335 to a broker-dealer affiliated with the Manager as reimbursement for distribution-related expenses.

4. Illiquid or Restricted Securities

As of June 30, 2001, investments in securities included issues that are illiq-uid or restricted. Restricted securities are often purchased in private place-ment transactions, are not registered

Centennial Money Market Trust

4. Illiquid or Restricted Securities (continued)

under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (deter-mined at the time of purchase and reviewed periodically) in illiquid or re-stricted

                                                                   Valuation Per
                                            Acquisition     Cost    Unit as of
Security                                       Date       Per Unit June 30, 2001
--------                                  --------------- -------- -------------
Short-Term Notes
Travelers Insurance Co................... 9/15/00-10/5/00  $1.00       $1.00

securities. Certain restricted securities, eligible for resale to qualified in-stitutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2001, was $937,255,820, which represents 4.22% of the Trust's net assets, of which $88,000,000 is considered restricted. Information concerning restricted securities is as follows:

Independent Auditors' Report

Centennial Money Market Trust


To the Shareholders and Board of Trustees of Centennial Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Cen-tennial Money Market Trust, including the statement of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the pe-riod then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cen-tennial Money Market Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
July 23, 2001

Shareholder Meeting (Unaudited)

Centennial Money Market Trust


On February 9, 2001, a shareholder meeting was held at which all of the nominated Trustees were elected and all proposals were approved by shareholders as described in the Trust's proxy statement for that meeting. The following is a report of the votes cast:

Proposal No. 1:

The twelve persons named below to serve as Trustee of the Trust until their successors are elected and shall qualify:

Nominee                                       For       Withheld       Total
-------                                  ------------- ----------- -------------
William L. Armstrong.................... 9,389,021,055 255,890,235 9,644,911,290
Robert G. Avis.......................... 9,388,061,911 256,849,379 9,644,911,290
George C. Bowen......................... 9,397,306,285 247,605,005 9,644,911,290
Edward L. Cameron....................... 9,395,975,932 248,935,358 9,644,911,290
Jon S. Fossel........................... 9,394,038,044 250,873,246 9,644,911,290
Sam Freedman............................ 9,391,977,084 252,934,206 9,644,911,290
Raymond J. Kalinowski................... 9,369,322,713 275,588,577 9,644,911,290
C. Howard Kast.......................... 9,362,547,027 282,364,263 9,644,911,290
Robert M. Kirchner...................... 9,361,170,339 283,740,951 9,644,911,290
Bridget A. Macaskill.................... 9,392,424,240 252,487,050 9,644,911,290
F. William Marshall..................... 9,395,090,273 249,821,017 9,644,911,290
James C. Swain.......................... 9,388,946,639 255,964,651 9,644,911,290

Proposal No. 2:

Ratification of the selection of Deloitte & Touche LLP as independent auditors for the Trust for the fiscal year beginning July 1, 2000.

     For                 Against                    Abstained                      Total
-------------          -----------                 -----------                 -------------
9,131,404,272          151,007,293                 362,499,725                 9,644,911,290

Proposal No. 3 A:

Approval of the elimination of the Trust's fundamental investment restriction on investing in unseasoned issuers.

                                                         Broker
     For             Against           Abstained        Non-Votes           Total
-------------     -------------       -----------       ---------       -------------
7,610,623,972     1,380,657,817       653,622,061         7,440         9,644,911,290

Centennial Money Market Trust


Proposal No. 3 B:

Approval of the elimination of the Trust's fundamental investment restriction on purchasing more than 10% of the outstanding non-voting securities or more than 10% of the total debt securities of any one issuer.

                                                         Broker
     For             Against           Abstained        Non-Votes           Total
-------------     -------------       -----------       ---------       -------------
7,689,807,613     1,302,885,960       652,210,277         7,440         9,644,911,290

Proposal No. 4 A:

Approval of the amendment to the Trust's fundamental investment restriction on investing in debt securities having a maturity greater than one year.
8,171,838,206       819,623,348       653,442,296         7,440         9,644,911,290

Proposal No. 4 B:

Approval of the amendment to the Trust's fundamental investment restriction regarding concentration.
7,959,804,508       947,155,799       737,943,543         7,440         9,644,911,290

Proposal No. 5:

Approval of authorizing the Trustees to adopt an Amended and Restated
Declaration of Trust.
7,953,844,207       964,715,683       726,343,960         7,440         9,644,911,290

Federal Income Tax Information (Unaudited)

Centennial Money Market Trust


In early 2002 shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2001. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the year ended June 30, 2001,are eligible for the corporate dividend- received deduction. To the extent a share-holder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting dis-tributions received from the Trust to theInternal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

Centennial Money Market Trust

Officers and Trustees
James C. Swain, Trustee, CEO and Chairman of the Board
Bridget A. Macaskill, Trustee and President
William L. Armstrong, Trustee
Robert G. Avis, Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Richard F. Grabish, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Barry Weiss, Vice President
Carol E. Wolf, Vice President
F. William Marshall, Jr., Trustee
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor and Distributor
Centennial Asset Management Corporation

Transfer and Shareholder Servicing Agent
Shareholder Services, Inc.

Custodian of Portfolio Securities
Citibank, N.A.

Independent Auditors
Deloitte & Touche LLP

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.

For more complete information about Centennial Money Market Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at 1.800.525.9310. Please read the prospectus carefully before you invest any money.


[GRAPHIC]

2001 Annual Report


Centennial Money Market Trust


June 30, 2001